SCHEDULE OF PREPAID EXPENSES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 1,800,826	$ 431,935
Advances to Suppliers	27,039	180,024
Total	$ 1,827,865	$ 611,959